Stream and Royalty Acquisitions - ROSH PINAH ZINC SILVER STREAM AND SANTA RITA ROYALTY (Details)					1 Months Ended	12 Months Ended
	Sep. 24, 2025 USD ($) oz t	Jul. 01, 2025 oz	Aug. 13, 2024 USD ($) shares	Jun. 05, 2024 USD ($) item oz shares	Apr. 30, 2025 USD ($) lb t	Dec. 31, 2024 USD ($)	Aug. 13, 2024 $ / shares	Jun. 05, 2024 $ / shares
Stream and Royalty Acquisitions
Consideration						$ 81,936,000
Total value						81,860,000
Allocation of the consideration to the estimated fair value of assets
Common shares issued						81,860,000
Legal fees capitalized						76,000
Total purchase price consideration						81,936,000
Assets acquired - Royalty interests						$ 81,936,000
Silver Stream and Santa Rita
Stream and Royalty Acquisitions
Consideration	$ 125,000,000
Production Index, Volume of silver triggering termination | oz	1,350,000
Proceeds from royalties	$ 1,200,000
Allocation of the consideration to the estimated fair value of assets
Total purchase price consideration	$ 125,000,000
Silver Stream and Santa Rita | Delivery of 250,000 silver ounces
Stream and Royalty Acquisitions
Payable silver per million pounds of recovered zinc | oz		4,000
Threshold volume of silver to determine the payable silver | oz		250,000
Silver Stream and Santa Rita | Delivery exceeding 250,000 silver ounces
Stream and Royalty Acquisitions
Payable silver per million pounds of recovered zinc | oz		2,850
Threshold volume of silver to determine the payable silver | oz		250,000
Silver Stream
Stream and Royalty Acquisitions
Percentage acquired	90.00%
Maximum volume of silver with payable silver | oz	3,100,000
Percentage of production to be received by the company	45.00%
Percentage of spot price	10.00%
Costs associated with the acquisition	$ 400,000
Silver Stream | Processing of the first 1.0 million tonnes prior to July 1, 2035
Stream and Royalty Acquisitions
Contingent consideration	$ 22,500,000
Volume of ores to be processed before threshold date | t	1,000,000
Santa Rita
Stream and Royalty Acquisitions
NSR royalty, percentage	2.75%
Contingent consideration	$ 45,000,000
Costs associated with the acquisition	200,000
Santa Rita | Achieving a throughput rate over a 90day period prior to July 1, 2035
Stream and Royalty Acquisitions
Contingent consideration	$ 22,500,000
Throughput rate (tonnes per day) | t	12,500
Throughput rate threshold period	90 days
Kolpa
Stream and Royalty Acquisitions
Percentage acquired					95.80%
Consideration					$ 35,000,000
Percentage of spot price					10.00%
Costs associated with the acquisition					$ 100,000
Pounds of copper per pound of produced lead | lb					0.03
Threshold volume of copper to determine the percentage of entitled production | t					6,000
Allocation of the consideration to the estimated fair value of assets
Total purchase price consideration					$ 35,000,000
Kolpa | Delivery exceeds 6,000 tonnes of copper produced
Stream and Royalty Acquisitions
Percentage of production to be received by the company					71.85%
Kolpa | Delivery exceeds 10,500 tonnes of copper produced
Stream and Royalty Acquisitions
Percentage of production to be received by the company					47.90%
Threshold volume of copper to determine the percentage of entitled production | t					10,500
B2Gold Portfolio
Stream and Royalty Acquisitions
Number of royalty assets purchased | item				5
Number of common shares | shares			3,493,969	24,409,994
Share price | $ / shares							$ 4	$ 4
Total value			$ 10,250,000	$ 71,600,000
Allocation of the consideration to the estimated fair value of assets
Common shares issued			$ 10,250,000	$ 71,600,000
B2Gold Portfolio | Primavera project
Stream and Royalty Acquisitions
NSR royalty, percentage				1.50%
B2Gold Portfolio | Mocoa copper-molybdenum project
Stream and Royalty Acquisitions
NSR royalty, percentage			2.00%
B2Gold Portfolio | Golden Sidewalk gold project
Stream and Royalty Acquisitions
NSR royalty, percentage			2.00%
NSR royalty, percentage on periphery claims			1.00%
B2Gold Portfolio | Production until 2.5 million oz of gold | Kiaka project
Stream and Royalty Acquisitions
NSR royalty, percentage				2.70%
Net smelter return royalty percentage | oz				2,500,000
B2Gold Portfolio | Production on next 1.5 million oz of gold | Kiaka project
Stream and Royalty Acquisitions
NSR royalty, percentage				0.45%
Net smelter return royalty percentage | oz				1,500,000
B2Gold Portfolio | Production on next 1.5 million oz of gold | Toega project
Stream and Royalty Acquisitions
NSR royalty, percentage				0.45%
Net smelter return royalty percentage | oz				1,500,000
B2Gold Portfolio | Royalty payments until US$22.5 million | Toega project
Stream and Royalty Acquisitions
NSR royalty, percentage				2.70%
Threshold royalty payments determining NSR percentage				$ 22,500,000